Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2019 CAD ($) plan	Sep. 30, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
Annual contributions	$ 25,247,000
Pension cost for defined contribution plans	221,063,000	$ 233,376,000
Deferred compensation plan liabilities	63,838,000	58,197,000
Deferred compensation plan assets	$ 62,627,000	56,900,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Annual contributions	$ 19,799,000
Other
Disclosure of defined benefit plans [line items]
Annual contributions	5,448,000
U.S.
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	62,247,000	56,642,000
CMG U.K. Pension Scheme
Disclosure of defined benefit plans [line items]
Quarterly payments to cover deficit	3,848,000
Administration expenses, quarterly	$ 303,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	70.00%
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	20.00%
Bond investments, target allocation percentage of plan assets	80.00%
Logica Defined Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Monthly payments to cover deficit	$ 150,000
Administration expenses, monthly	$ 10,000
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	30.00%
Bond investments, target allocation percentage of plan assets	70.00%
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	$ 25,736,000
Pension cost for defined contribution plans	$ 32,512,000	$ 36,645,000
Proportion of total contributions to the plan	0.73%
Proportion of total number of active members in the plan	0.51%
Collective funding solvency percentage	142.00%	159.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%